UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2013

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-44.1%
		Fannie Mae:
$3,460	M	2/3/14		0.08%		$3,459,746
4,650	M	3/19/14		0.06		4,649,413
		Federal Home Loan Bank:
3,000	M	1/8/14		0.04		2,999,977
4,000	M	1/22/14		0.05		3,999,883
3,000	M	2/28/14		0.09		2,999,589
7,000	M	3/12/14		0.10		6,998,707
7,300	M	4/4/14		0.11		7,297,925
5,000	M	5/21/14		0.12		4,997,764
3,100	M	5/23/14		0.12		3,098,594
		Freddie Mac:
5,820	M	1/14/14		0.07		5,819,853
6,750	M	1/27/14		0.06		6,749,732
1,700	M	2/3/14		0.07		1,699,891
1,648	M	3/3/14		0.07		1,647,804
Total Value of U.S. Government Agency Obligations (cost $56,418,878)						56,418,878
		CORPORATE NOTES-31.6%
3,000	M	Abbott Laboratories, 3/10/2014	(a)	0.09		2,999,490
6,000	M	Coca-Cola Co., 2/27/2014	(a)	0.19		5,998,194
4,000	M	Google, Inc., 2/18/2014	(a)	0.09		3,999,520
5,000	M	Honeywell International, Inc., 1/30/2014	(a)	0.12		4,999,516
5,000	M	Merck & Co., Inc., 2/28/2014	(a)	0.07		4,999,436
5,000	M	New Jersey Natural Gas Co., 1/7/2014		0.10		4,999,917
2,500	M	PepsiCo, Inc., 1/6/2014	(a)	0.06		2,499,979
5,000	M	Philip Morris International, Inc., 2/13/2014	(a)	0.09		4,999,462
		Procter & Gamble Co.:
4,000	M	3/10/14	(a)	0.08		3,999,396
1,000	M	3/28/14	(a)	0.09		999,785
Total Value of Corporate Notes (cost $40,494,695)						40,494,695
		VARIABLE AND FLOATING RATE NOTES-12.5%
4,500	M	Federal Farm Credit Bank, 3/18/2014		0.13		4,499,906
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.02		5,700,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.02		5,835,000
Total Value of Variable and Floating Rate Notes (cost $16,034,906)						16,034,906
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-10.2%
		U.S. Treasury Bills:
3,000	M	1/9/14		0.03		2,999,981
7,000	M	1/23/14		0.03		6,999,872
3,000	M	5/1/14		0.09		2,999,100
Total Value of Short-Term U.S. Government Obligations (cost $12,998,953)						12,998,953
Total Value of Investments (cost $125,947,432)**		98.4%				125,947,432
Other Assets, Less Liabilities		1.6				2,052,507
Net Assets		100.0%				$127,999,939

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2013.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified institutional investors. At December
31, 2013, the Fund held nine Section 4(2) securities with an aggregate value of $35,494,778 representing 27.7% of the Fund's net assets.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$56,418,878	$-	$56,418,878
Corporate Notes	-	40,494,695	-	40,494,695
Variable and Floating Rate Notes:
Municipal Bonds	-	11,535,000	-	11,535,000
U.S. Government Agency
Obligations	-	4,499,906	-	4,499,906
Short-Term U.S. Government
Obligations	-	12,998,953	-	12,998,953
Total Investments in Securities	$-	$125,947,432	$-	$125,947,432

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2013

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-71.3%
		Fannie Mae-27.8%
$15,976	M	2.5%, 9/1/2023 - 12/1/2027		$16,068,107
10,951	M	3%, 8/1/2022 - 6/1/2023		11,363,411
16,736	M	3.5%, 10/1/2025 - 5/1/2033		17,323,455
27,231	M	4%, 8/1/2026 - 10/1/2041	(a)	28,551,926
11,913	M	4.5%, 11/1/2040 - 1/1/2042		12,745,541
7,956	M	5%, 8/1/2039 - 4/1/2040		8,677,423
3,992	M	5.5%, 7/1/2033 - 10/1/2039		4,414,603
				99,144,466
		Freddie Mac-4.4%
4,467	M	2.5%, 1/1/2028		4,440,149
2,250	M	3.5%, 9/1/2032		2,329,700
6,231	M	4%, 11/1/2040		6,498,280
2,294	M	5%, 8/1/2039		2,528,252
				15,796,381
		Government National Mortgage Association I Program-39.1%
7,171	M	4%, 11/15/2025 - 6/15/2042		7,687,847
26,203	M	4.5%, 9/15/2033 - 9/15/2040		28,282,011
42,977	M	5%, 6/15/2033 - 6/15/2040		47,199,456
24,245	M	5.5%, 3/15/2033 - 10/15/2039		27,253,793
21,708	M	6%, 3/15/2031 - 5/15/2040		24,428,350
1,800	M	6.5%, 6/15/2034 - 3/15/2038		2,010,307
2,543	M	7%, 6/15/2023 - 4/15/2034		2,829,437
				139,691,201
Total Value of Residential Mortgage-Backed Securities (cost $249,811,606)				254,632,048
		U.S. GOVERNMENT AGENCY OBLIGATIONS-18.3%
		Fannie Mae:
18,200	M	0.875%, 12/20/2017		17,836,764
21,000	M	1.875%, 9/18/2018		21,161,994
10,000	M	1.625%, 11/27/2018		9,928,210
7,000	M	Federal Farm Credit Bank, 2.79%, 11/12/2020		6,930,168
4,400	M	Federal Home Loan Bank, 1%, 2/15/2028	(b)	4,128,124
5,000	M	Freddie Mac, 3.75%, 3/27/2019		5,456,365
Total Value of U.S. Government Agency Obligations (cost $66,004,410)				65,441,625
		COLLATERALIZED MORTGAGE OBLIGATIONS-3.5%
		Fannie Mae-2.2%
7,790	M	3%, 2/25/2024		7,821,880
		Freddie Mac-1.3%
4,574	M	3%, 8/15/2039		4,782,900
Total Value of Collateralized Mortgage Obligations (cost $13,085,391)				12,604,780
		COMMERCIAL MORTGAGE-BACKED SECURITIES-3.5%

		Fannie Mae-2.1%
2,952	M	2.27%, 1/1/2023	2,748,217
1,300	M	2.96%, 11/1/2018	1,356,250
2,987	M	3.76%, 4/1/2018	3,224,633
			7,329,100
		Federal Home Loan Mortgage Corp.-1.4%
5,000	M	Multi Family Structured Pass Through, 2.13%, 1/25/2019	4,985,425
Total Value of Commercial Mortgage-Backed Securities (cost $12,772,662)			12,314,525
		CORPORATE BONDS-1.1%
		Financials
4,216	M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $4,195,085)	3,980,679
Total Value of Investments (cost $345,869,154)		97.7%	348,973,657
Other Assets, Less Liabilities		2.3	8,274,532
Net Assets		100.0%	$357,248,189

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b) Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

At December 31, 2013, the cost of investments for federal income tax purposes was $345,869,154. Accumulated net unrealized appreciation on investments was $3,104,503, consisting of $7,833,040 gross unrealized appreciation and
$4,728,537 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$254,632,048	$-	$254,632,048
U.S. Government Agency Obligations	-	65,441,625	-	65,441,625
Collateralized Mortgage Obligations	-	12,604,780	-	12,604,780
Commercial
Mortgage-Backed Securities	-	12,314,525	-	12,314,525
Corporate Bonds	-	3,980,679	-	3,980,679
Total Investments in Securities	$-	$348,973,657	$-	$348,973,657

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2013

Principal
Amount		Security		Value
		CORPORATE BONDS-98.4%
		Aerospace/Defense-.3%
$1,800	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$1,831,271
		Agriculture-.6%
2,725	M	Cargill, Inc., 6%, 11/27/2017	(a)	3,114,174
		Automotive-1.9%
2,000	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	2,066,690
4,000	M	General Motors Co., 3.5%, 10/2/2018	(a)	4,110,000
4,100	M	Johnson Controls, Inc., 5%, 3/30/2020		4,485,039
				10,661,729
		Chemicals-2.9%
5,000	M	CF Industries, Inc., 7.125%, 5/1/2020		5,868,345
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,273,292
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,759,745
				15,901,382
		Consumer Durables-.4%
2,300	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		2,415,787
		Energy-9.7%
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	6,001,105
4,800	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	5,978,654
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,038,800
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,653,125
1,646	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	1,681,563
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		5,623,810
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		3,746,204
5,000	M	Petrobras International Finance Co., 5.375%, 1/27/2021		4,986,940
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,550,184
4,000	M	Valero Energy Corp., 9.375%, 3/15/2019		5,160,680
4,000	M	Weatherford International, Inc., 6.35%, 6/15/2017		4,525,604
				53,946,669
		Financial Services-17.0%
2,250	M	Aflac, Inc., 8.5%, 5/15/2019		2,876,924
6,000	M	American Express Co., 7%, 3/19/2018		7,175,748
		American International Group, Inc.:
3,200	M	8.25%, 8/15/2018		4,010,768
3,100	M	6.4%, 12/15/2020		3,669,027
4,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		4,517,024
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,284,653
4,000	M	BlackRock, Inc., 5%, 12/10/2019		4,522,236
4,000	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	4,812,284
1,800	M	Compass Bank, 6.4%, 10/1/2017		1,985,834
5,750	M	ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	6,001,994
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,762,375
		General Electric Capital Corp.:
9,400	M	5.3%, 2/11/2021		10,530,773
7,000	M	6.75%, 3/15/2032		8,692,593
4,000	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	4,057,812
3,800	M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	3,969,518
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,143,088
5,400	M	Protective Life Corp., 7.375%, 10/15/2019		6,593,746
4,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		4,916,420
				94,522,817
		Financials-20.6%
		Bank of America Corp.:
9,500	M	5.65%, 5/1/2018		10,824,081
4,300	M	5%, 5/13/2021		4,706,212
8,000	M	Barclays Bank, PLC, 5.125%, 1/8/2020		8,882,224
		Citigroup, Inc.:
10,200	M	6.125%, 11/21/2017		11,767,954
2,000	M	4.5%, 1/14/2022		2,123,002
1,800	M	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.625%, 12/1/2023		1,816,213
2,000	M	Fifth Third Bancorp, 3.5%, 3/15/2022		1,953,744
		Goldman Sachs Group, Inc.:
6,000	M	5.375%, 3/15/2020		6,681,654
1,900	M	5.75%, 1/24/2022		2,142,305
3,000	M	3.625%, 1/22/2023		2,910,597
5,250	M	6.75%, 10/1/2037		5,858,974
		JPMorgan Chase & Co.:
9,200	M	6%, 1/15/2018		10,603,221
4,000	M	4.5%, 1/24/2022		4,238,088
		Morgan Stanley:
5,800	M	5.95%, 12/28/2017		6,632,573
5,500	M	6.625%, 4/1/2018		6,441,584
4,250	M	5.5%, 7/28/2021		4,756,634
6,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		6,800,838
4,000	M	UBS AG, 4.875%, 8/4/2020		4,457,560
		Wells Fargo & Co.:
5,800	M	4.6%, 4/1/2021		6,367,982
4,800	M	3.45%, 2/13/2023		4,546,824
				114,512,264
		Food/Beverage/Tobacco-8.8%
4,000	M	Altria Group, Inc., 9.7%, 11/10/2018		5,262,904
4,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		4,596,632
3,000	M	Bottling Group, LLC, 5.125%, 1/15/2019		3,391,302
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		6,426,050
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,725,876
4,165	M	Ingredion, Inc., 4.625%, 11/1/2020		4,349,160
4,000	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		4,622,320
3,000	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		3,275,544
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,598,600
4,000	M	SABMiller Holdings, Inc.:
4,000	M	3.75%, 1/15/2022	(a)	4,021,836
4,000	M	4.95%, 1/15/2042	(a)	3,987,964
				49,258,188
		Food/Drug-.7%
4,000	M	Safeway, Inc., 4.75%, 12/1/2021		4,023,236
		Forest Products/Container-.5%
2,200	M	International Paper Co., 9.375%, 5/15/2019		2,888,877
		Gaming/Leisure-.7%
4,000	M	Marriott International, Inc., 3.25%, 9/15/2022		3,736,188
		Health Care-3.6%
4,000	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		4,720,120
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021		4,286,520
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		3,881,632
4,000	M	Mylan, Inc. , 3.125%, 1/15/2023	(a)	3,636,932
2,400	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		2,720,774
916	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,073,147
				20,319,125
		Information Technology-3.3%
4,000	M	Harris Corp., 4.4%, 12/15/2020		4,152,556
5,000	M	Motorola Solutions, Inc., 6%, 11/15/2017		5,692,250
4,000	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		4,411,656
4,000	M	Symantec Corp., 3.95%, 6/15/2022		3,887,584
				18,144,046
		Manufacturing-2.7%
4,000	M	CRH America, Inc., 8.125%, 7/15/2018		4,904,468
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,712,324
2,500	M	Pentair Finance SA, 3.15%, 9/15/2022		2,262,370
2,725	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		3,121,106
				15,000,268
		Media-Broadcasting-3.1%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	5,154,169
2,000	M	CBS Corp. , 8.875%, 5/15/2019		2,559,904
3,250	M	Comcast Corp., 4.25%, 1/15/2033		3,028,581
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		2,886,918
3,000	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		3,456,231
				17,085,803
		Media-Diversified-.7%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 11/15/2017		1,956,870
2,300	M	6.55%, 11/15/2037		2,201,052
				4,157,922
		Metals/Mining-5.0%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,395,880
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		4,405,000
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,361,192
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		5,056,395
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,359,544
4,000	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	4,058,288
				27,636,299
		Real Estate Investment Trusts-5.3%
5,000	M	Boston Properties, LP, 5.875%, 10/15/2019		5,748,860
5,000	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		5,110,575
5,000	M	HCP, Inc., 5.375%, 2/1/2021		5,450,710
4,000	M	ProLogis, LP, 6.625%, 5/15/2018		4,676,392
4,000	M	Simon Property Group, LP, 5.75%, 12/1/2015		4,334,376
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,202,852
				29,523,765
		Retail-General Merchandise-1.6%
6,000	M	GAP, Inc., 5.95%, 4/12/2021		6,639,726
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036		2,315,476
				8,955,202
		Telecommunications-1.5%
1,800	M	AT&T, Inc., 2.375%, 11/27/2018		1,803,618
3,300	M	GTE Corp., 6.84%, 4/15/2018		3,847,328
3,000	M	Rogers Communications, Inc., 3%, 3/15/2023		2,772,891
				8,423,837
		Transportation-2.2%
3,000	M	Burlington North Santa Fe, LLC, 3%, 3/15/2023		2,799,312
3,000	M	Con-way, Inc., 7.25%, 1/15/2018		3,451,239
4,000	M	GATX Corp., 4.75%, 6/15/2022		4,074,976
2,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	2,055,324
				12,380,851
		Utilities-5.3%
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,436,053
1,900	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	2,248,844
3,240	M	Entergy Arkansas, Inc., 3.75%, 2/15/2021		3,315,019
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,316,064
		Great River Energy Co.:
393	M	5.829%, 7/1/2017	(a)	417,134
3,538	M	4.478%, 7/1/2030	(a)	3,539,620
4,000	M	National Fuel Gas Co., 8.75%, 5/1/2019		4,987,828
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,352,473
2,881	M	Sempra Energy, 9.8%, 2/15/2019		3,809,932
				29,422,967
Total Value of Corporate Bonds (cost $531,643,433)		98.4%		547,862,667
Other Assets, Less Liabilities		1.6		8,906,330
Net Assets		100.0%		$556,768,997

(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2013, the Fund held twenty-three 144A securities with an aggregate value of $81,397,464 representing 14.6% of the Fund's net assets.

At December 31, 2013, the cost of investments for federal income tax purposes was $531,643,433. Accumulated net unrealized appreciation on investments was $16,219,234, consisting of $23,108,375 gross unrealized appreciation and
$6,889,141 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$547,862,667	$-	$547,862,667

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
December 31, 2013

Shares	Security	Value
	MUTUAL FUNDS-99.6%
	Fixed Income Funds-89.4%
311,513	First Investors Floating Rate Fund - Institutional Shares	$3,118,246
9,410,196	First Investors Fund For Income - Institutional Shares	24,937,019
284,058	First Investors Government Fund - Institutional Shares	3,084,866
941,689	First Investors International Opportunities Bond Fund - Institutional Shares	9,190,885
1,577,833	First Investors Investment Grade Fund - Institutional Shares	15,462,766
		55,793,782
	Equity Funds-10.2%
659,723	First Investors Equity Income Fund - Institutional Shares	6,346,536
Total Value of Mutual Funds (cost $62,150,397)	99.6%	62,140,318
Other Assets, Less Liabilities	.4	283,185
Net Assets	100.0%	$62,423,503

At December 31, 2013, the cost of investments for federal income tax purposes was
$62,152,340. Accumulated net unrealized depreciation on investments was $12,022, consisting of $523,274 gross unrealized appreciation and $535,296 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Fixed Income Funds	$55,793,782	$-	$-	$55,793,782
Equtiy Funds	6,346,536	-	-	6,346,536
Total Investments in Securities	$62,140,318	$-	$-	$62,140,318

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
December 31, 2013

Principal
Amount			Security	Value
			SOVEREIGN BONDS-58.9%
			Mexico-12.9%
			United Mexican States:
584	M	MXN	8.5%, 5/31/2029	$ 5,075,873
420	M	MXN	8.5%, 11/18/2038	3,561,511
595	M	MXN	7.75%, 11/13/2042	4,648,479
				13,285,863
			United Kingdom-10.2%
			United Kingdom Gilt:
4,205	M	GBP	2.25%, 3/7/2014	6,988,106
1,900	M	GBP	4.25%, 3/7/2036	3,460,066
				10,448,172
			Italy-8.2%
5,870	M	EUR	Italy Buoni Poliennali Del Tesoro, 5%, 8/1/2039	8,391,030
			South Korea-4.7%
			Republic of Korea:
3,594,500	M	KRW	5.75%, 9/10/2018	3,774,373
1,170,500	M	KRW	3.375%, 9/10/2023	1,092,262
				4,866,635
			Poland-4.4%
			Republic of Poland:
6,800	M	PLN	5.5%, 4/25/2015	2,333,851
3,025	M	PLN	5.25%, 10/25/2020	1,076,720
3,340	M	PLN	4%, 10/25/2023	1,078,831
				4,489,402
			New Zealand-3.9%
			New Zealand Government Bonds:
2,390	M	NZD	5%, 3/15/2019	2,038,921
2,230	M	NZD	5.5%, 4/15/2023	1,944,047
				3,982,968
			South Africa-3.7%
			Republic of South Africa:
12,855	M	ZAR	6.75%, 3/31/2021	1,168,581
37,525	M	ZAR	6.5%, 2/28/2041	2,645,515
				3,814,096
			Brazil-3.6%
			Nota Do Tesouro Nacional:
1	M	BRL	9.76%, 1/1/2021	194,836
9	M	BRL	9.76%, 1/1/2023	3,481,092
				3,675,928
			Hungary-2.8%
			Hungary Government Bond:
535,000	M	HUF	5.5%, 2/12/2016	2,577,894
69,000	M	HUF	7.5%, 11/12/2020	360,852
				2,938,746
			Ireland-2.2%
			Republic of Ireland:
885	M	EUR	4.5%, 4/18/2020	1,335,373
575	M	EUR	5%, 10/18/2020	891,932
				2,227,305
			Turkey-1.3%
2,795	M	TRY	Republic of Turkey, 9%, 3/5/2014	1,305,747
			Malaysia-1.0%
3,550	M	MYR	Federation of Malaysia, 3.48%, 3/15/2023	1,044,819

Total Value of Sovereign bonds (cost $62,376,862)						60,470,711
			GOVERNMENT REGIONAL AGENCY-9.8%
			Australia-9.3%
3,950	M	AUD	New South Wales Treasury Corp., 6%, 4/1/2016			3,765,985
			Queensland Treasury Corp.:
3,260	M	AUD	6.25%, 2/21/2020			3,246,231
735	M	AUD	6%, 7/21/2022			719,160
1,910	M	AUD	Treasury Corp. of Victoria, 5.75%, 11/15/2016			1,831,923
						9,563,299
			Netherlands-.5%
466 M		USD	Bank Nederlanse Gemeenten, 1%, 11/17/2014	(a)		468,770
Total Value of Government Regional Agency (cost $11,506,628)						10,032,069
			GOVERNMENT SOVEREIGN AGENCY-6.8%
			Sweden-3.7%
			Swedish Export Credit:
3,200	M	USD	0.625%, 9/4/2015			3,210,387
585	M	USD	0.38685%, 4/29/2016	(b)		585,485
						3,795,872
			Norway-2.2%
2,250	M	USD	Kommunalbanken AS, 0.32285%, 3/18/2016	(a)	(b)	2,252,882
			Denmark-.9%
940	M	USD	KommuneKredit, 0.28735%, 11/20/2014	(b)		940,082
Total Value of Government Sovereign Agency (cost $6,976,702)						6,988,836
			U.S. GOVERNMENT OBLIGATIONS-5.8%
			United States
6,010	M	USD	U.S. Treasury Notes, 0.25%, 6/30/2014 (cost $6,014,886)			6,015,048
			GOVERNMENT GUARANTEED PROGRAM-4.2%
			Germany-3.5%
1,000	M	USD	Erste Abwicklungsanstalt, 0.4416%, 6/7/2016	(b)		1,001,170
			Kreditanstalt fuer Wiederaufbau:
905	M	USD	0.375%, 5/15/2015	(c)		905,671
1,735	M	AUD	6.25%, 12/4/2019	(c)		1,704,181
						3,611,022
			New Zealand-.7%
720	M	USD	Wespac Securities New Zealand, Ltd., 3.45%, 7/28/2014	(a)		732,947
Total Value of Government Guaranteed Program (cost $4,699,915)						4,343,969
			SUPRANATIONAL-1.0%
			Luxembourg
1,015	M	USD	European Investment Bank, 1.125%, 9/15/2017 (cost $1,011,665)			1,010,024
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-8.3%
			United States
			U.S. Treasury Bills:
4,145	M	USD	0.121%, 11/13/2014			4,140,597
4,450	M	USD	0.1085%, 11/13/2014			4,445,762
Total Value of Short-Term U.S. Government Obligations (cost $8,586,359)						8,586,359
Total Value of Investments (cost $101,173,017)			94.8%			97,447,016
Other Assets, Less Liabilities			5.2			5,336,914
Net Assets			100.0%			$102,783,930

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2013, the Fund held three 144A securities with an aggregate value of $3,454,599 representing 3.4% of the Fund's net assets.

(b) Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2013.

(c) The Federal Republic of Germany guarantees all existing and future obligations of
Kreditanstalt fuer Wiederaufbau ("KFW") in respect of money borrowed, bonds issued, and derivative transactions entered into by KFW, as well as third party obligations that are expressly guaranteed by KFW.

Abbreviations:
AUD Australian Dollar
BRL Brazillian Real
EUR Euro
GBP British Pound
HUF Hungarian Forint
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PLN Polish Zloty
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand

At December 31, 2013, the cost of investments for federal income tax purposes was
$101,173,017. Accumulated net unrealized depreciation on investments was
$3,726,001, consisting of $2,076,210 gross unrealized appreciation and $5,802,211 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$13,285,863	$-	$13,285,863
United Kingdom	-	10,448,172	-	10,448,172
Italy	-	8,391,030	-	8,391,030
South Korea	-	4,866,635	-	4,866,635
Poland	-	4,489,402	-	4,489,402
New Zealand	-	3,982,968	-	3,982,968
South Africa	-	3,814,096	-	3,814,096
Brazil	-	3,675,928	-	3,675,928
Hungary	-	2,938,746	-	2,938,746
Ireland	-	2,227,305	-	2,227,305
Turkey	-	1,305,747	-	1,305,747
Malaysia	-	1,044,819	-	1,044,819
Government Regional Agency
Australia	-	9,563,299	-	9,563,299
Netherlands	-	468,770	-	468,770
Government Sovereign Agency
Sweden	-	3,795,872	-	3,795,872
Norway	-	2,252,882	-	2,252,882
Denmark	-	940,082	-	940,082
U.S. Government Obligations	-	6,015,048	-	6,015,048
Government Guaranteed Program
Germany	-	3,611,022	-	3,611,022
New Zealand	-	732,947	-	732,947
Supranationals
Luxembourg	-	1,010,024	-	1,010,024
Short-Term U.S. Government
Obligations	-	8,586,359	-	8,586,359
Total Investments in Securities	$-	$97,447,016	$-	$97,447,016
Other Financial Instruments**	$-	$297,248	$-	$297,248

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
December 31, 2013

Principal
Amount		Security		Value
		LOAN PARTICIPATIONS+-83.5%
		Aerospace/Defense-1.1%
$599	M	TransDigm, Inc., 3.75%, 2/28/2020	(a)	$600,652
		Automotive-2.7%
499	M	ASP HHI Group Holdings, LLC, 5%, 10/5/2018		504,981
900	M	Chrysler Group, LLC, 4.25% 5/24/2017	(a)	907,778
				1,412,759
		Building Materials-1.0%
499	M	USIC Holdings, Inc., 4.75%, 7/10/2020		500,513
		Chemicals-3.8%
328	M	AIlnex Luxembourgh & Cy SCA, 4.5%, 10/4/2019		331,860
170	M	AIlnex USA, Inc., 4.5%, 10/4/2019		172,186
500	M	Axalta Coating Systems, Inc., 4.75%, 2/1/2020	(a)	504,453
500	M	Cyanco Intermediate Corp., 5.5%, 5/1/2020	(a)	505,625
500	M	Univar, Inc., 5%, 6/30/2017	(a)	496,563
				2,010,687
		Energy-10.2%
598	M	Alpha Natural Resources, Inc., 3.5%, 5/22/2020		589,765
1,050	M	Chesapeake Energy Corp., 5.75%, 12/2/2017	(a)	1,071,574
		Fieldwood Energy, LLC:
250	M	3.875%, 9/28/2018		251,058
550	M	8.205%, 9/30/2020	(a)	562,787
650	M	Murray Energy Corp., 5.25%, 11/21/2019	(a)	657,448
650	M	Offshore Group Investment, Ltd., 5.75% 3/28/2019	(a)	661,103
599	M	Pacific Drilling SA, 4.5%, 6/3/2018		605,603
		Samson Investment Co.:
500	M	6%, 9/25/2018	(a)	502,708
500	M	5%, 9/25/2018		502,708
				5,404,754
		Financial Services-3.0%
600	M	HUB International, Ltd., 4.75% 10/2/2020		606,563
		Sheridan Investment Partners II, LP:
161	M	4.25%, 12/11/2020	(a)	161,563
840	M	4.5%, 12/11/2020	(a)	845,937
				1,614,063
		Food/Beverage/Tobacco-4.7%
800	M	Darling International, Inc., 3.25% 1/1/2021	(a)	809,000
698	M	H.J. Heinz Co., 3.5% 6/5/2020		704,936
500	M	JBS USA, LLC, 3.75%, 5/25/2018		499,063
499	M	Pinnacle Foods Finance, LLC, 3.25%, 4/29/2020		498,884
				2,511,883
		Food/Drug-3.2%
650	M	NBTY, Inc., 3.5% 10/1/2017	(a)	655,223
500	M	Rite Aid Corp., 4.875%, 6/21/2021	(a)	508,875
530	M	Sprouts Farmers Market Holdings, LLC, 4% 4/23/2020		532,065
				1,696,163
		Forest Products/Container-4.0%
900	M	Ardagh Holdings USA, Inc., 4.25%, 12/12/2019	(a)	906,750
599	M	Berry Plastics Group, Inc., 3.5% 2/8/2020		597,059
		Exopack, LLC:
500	M	5.25%, 4/11/2019		508,907
100	M	5.25%, 5/8/2019	(a)	101,781
				2,114,497
		Gaming/Leisure-6.8%
598	M	AMC Entertainment, Inc., 3.5% 4/30/2020		600,830
		Hilton Worldwide Finance, LLC:
394	M	3.75%, 9/23/2020		397,767
420	M	3.75%, 10/26/2020	(a)	423,226
499	M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020		499,789
598	M	Pinnacle Entertainment, Inc., 3.75% 8/17/2020		600,740
499	M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020		493,759
599	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	(a)	599,994
				3,616,105
		Health Care-5.6%
600	M	Biomet, Inc., 3.5% 7/25/2017	(a)	604,813
750	M	Endo Health Solutions, Inc., 3.75%, 12/12/2020	(a)	752,813
494	M	Onex Carestream Health, Inc., 5%, 6/7/2019		500,644
500	M	Salix Pharmaceuticals, Ltd., 4.25%, 12/17/2019	(a)	505,625
		Select Medical Corp.:
598	M	4%, 6/1/2018		600,888
3	M	5.25%, 6/1/2018		2,861
				2,967,644
		Information Technology-7.0%
599	M	Activision Blizzard, Inc., 3.25%, 10/12/2020	(a)	602,991
423	M	ARRIS Group, Inc., 3.5%, 4/17/2020		422,253
800	M	BMC Software Finance, Inc., 5%, 9/10/2020	(a)	804,501
600	M	Dell International, Inc., 4.5%, 4/29/2020		597,542
750	M	Infor (US), Inc., 3.75%, 6/3/2020	(a)	750,000
508	M	Kronos, Inc., 4.5%, 10/30/2019	(a)	511,612
				3,688,899
		Manufacturing-3.9%
649	M	Apex Tool Group, LLC, 4.5%, 1/31/2020	(a)	653,288
900	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/21/2020	(a)	907,032
499	M	Gardner Denver, Inc., 4.25%, 7/30/2020		499,175
				2,059,495
		Media-Broadcasting-1.1%
598	M	Sinclair Television Group, Inc., 3%, 4/9/2020		597,149
		Media-Diversified-2.4%
650	M	Tribune Co., 4%, 11/20/2020	(a)	646,649
600	M	Virgin Media Investment Holdings, Ltd., 3.5%, 6/8/2020	(a)	601,580
				1,248,229
		Metals/Mining-9.5%
830	M	Arch Coal, Inc., 5.75%, 5/16/2018	(a)	819,106
599	M	FMG Resources (August 2006) Property, Ltd., 4.25%, 6/30/2019	(a)	607,497
699	M	McJunkin Red Man Corp., 5%, 11/11/2019	(a)	709,302
499	M	Novelis, Inc., 3.75%, 3/10/2017		501,418
		Oxbow Carbon & Minerals, LLC:
250	M	4.25%, 7/19/2019	(a)	251,563
250	M	8%, 1/19/2020		255,156
899	M	Peabody Energy Corp., 4.25%, 9/24/2020	(a)	906,137
950	M	TMS International Corp., 4.5%, 10/16/2020	(a)	958,907
				5,009,086
		Retail-General Merchandise-6.7%
600	M	Academy, Ltd., 4.5%, 8/3/2018	(a)	604,800
600	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019		599,625
601	M	Neiman Marcus, Inc., 5%, 10/25/2020		607,554
		Party City Holdings, Inc.:
303	M	4.25%, 7/22/2019		304,687
157	M	5%, 7/22/2019		157,986
39	M	5.5%, 7/22/2019		39,009
138	M	4.25%, 7/27/2019		138,802
11	M	5.5%, 7/27/2019		11,436
600	M	Pilot Travel Centers, LLC, 3.75%, 3/30/2018	(a)	601,625
499	M	Wendy's International, Inc., 3.25%, 5/15/2019		499,949
				3,565,473
		Services-3.1%
490	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	(a)	493,063
625	M	Garda World Security Corp., 4%, 11/6/2020	(a)	627,149
500	M	Monitronics International, Inc., 4.25%, 3/23/2018	(a)	504,297
				1,624,509
		Utilities-.9%
499	M	Calpine Corp., 4%, 10/9/2019		502,824
		Wireless Communications-2.8%
850	M	Crown Castle Operating Co., 3.25%, 1/31/2019	(a)	850,918
600	M	Intelsat Jackson Holdings SA, 3.75%, 6/30/2019	(a)	606,000
				1,456,918
Total Value of Loan Participations (cost $44,098,838)				44,202,302
		CORPORATE BONDS-8.8%
		Automotive-1.1%
500	M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020		561,250
		Consumer Non-Durables-2.0%
500	M	Hanesbrands, Inc., 6.375%, 12/15/2020		548,750
500	M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019		535,000
				1,083,750
		Energy-.6%
250	M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(b)	261,875
50	M	Kinder Morgan, Inc., 5%, 2/15/2021	(b)	49,499
				311,374
		Gaming/Leisure-.3%
150	M	National CineMedia, LLC, 7.875%, 7/15/2021		165,750
		Healthcare-.6%
325	M	Community Health Systems, Inc., 5.125%, 8/15/2018		336,375
		Media-Cable TV-1.7%
475	M	CCO Holdings, LLC, 8.125%, 4/30/2020		517,750
150	M	Unitymedia Hessen GmbH & Co., 7.5%, 3/15/2019	(b)	163,875
200	M	Virgin Media Finance, PLC, 8.375%, 10/15/2019		219,000
				900,625
		Retail-General Merchandise-1.2%
250	M	Michaels Stores, Inc., 7.75%, 11/1/2018		272,500
300	M	Sally Holdings, LLC, 6.875%, 11/15/2019		333,000
				605,500
		Services-.2%
100	M	FTI Consulting, Inc., 6.75%, 10/1/2020		108,500
		Telecommunications-.5%
250	M	PAETEC Holding Corp., 9.875%, 12/1/2018		280,625
		Wireless Communications-.6%
300	M	MetroPCS Wireless, Inc., 7.875%, 9/1/2018		322,875
Total Value of Corporate Bonds (cost $4,677,406)				4,676,624
Total Value of Investments (cost $48,776,244)		92.3%		48,878,926
Other Assets, Less Liabilities		7.7		4,071,996
Net Assets		100.0%		$52,950,922

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2013.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2013, the Fund held three 144A securities with an aggregate value of $475,249 representing
0.9% of the Fund's net assets.

At December 31, 2013, the cost of investments for federal income tax purposes was $48,776,244. Accumulated net unrealized appreciation on investments was $102,682, consisting of $154,390 gross unrealized appreciation and $51,708 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$44,202,302	$-	$44,202,302
Corporate Bonds	-	4,676,624	-	4,676,624
Total Investments in Securities*	$-	$48,878,926	$-	$48,878,926

* The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2013

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-88.2%
			Aerospace/Defense-.6%
$ 3,725	M		Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)		$ 3,867,217
			Automotive-2.9%
			American Axle & Manufacturing, Inc.:
2,350	M		6.25%, 3/15/2021			2,508,625
1,950	M		6.625%, 10/15/2022			2,062,125
2,825	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018			3,005,094
			General Motors Financial Co., Inc.:
575	M		3.25%, 5/15/2018	(a)		576,437
175	M		4.25%, 5/15/2023	(a)		166,906
3,300	M		Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)		3,374,250
900	M		Goodyear Tire & Rubber Co., 8.25%, 8/15/2020			1,010,250
625	M		Jaguar Land Rover Automotive, PLC, 8.125%, 5/15/2021	(a)		714,063
2,400	M		Oshkosh Corp., 8.5%, 3/1/2020			2,664,000
			Schaeffler Finance BV:
1,900	M		8.5%, 2/15/2019	(a)		2,147,000
2,050	M		4.75%, 5/15/2021	(a)		2,055,125
						20,283,875
			Building Materials-1.7%
			Building Materials Corp.:
3,625	M		6.875%, 8/15/2018	(a)		3,869,687
1,700	M		7.5%, 3/15/2020	(a)		1,844,500
1,325	M		Cemex Finance, LLC, 9.375%, 10/12/2022	(a)		1,500,562
			Cemex SAB de CV:
1,350	M		9.5%, 6/15/2018	(a)		1,539,000
525	M		5.875%, 3/25/2019	(a)		527,625
400	M		6.5%, 12/10/2019	(a)		414,200
2,150	M		Texas Industries, Inc., 9.25%, 8/15/2020			2,405,313
						12,100,887
			Chemicals-1.9%
2,950	M		Ferro Corp., 7.875%, 8/15/2018			3,127,000
1,625	M		Huntsman International, LLC, 8.625%, 3/15/2020			1,805,781
1,125	M		LSB Industries, Inc., 7.75%, 8/1/2019	(a)		1,186,875
2,575	M		Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018	(a)		2,858,250
4,175	M		TPC Group, Inc., 8.75%, 12/15/2020	(a)		4,456,813
						13,434,719
			Consumer Non-Durables-2.6%
2,200	M		Hanesbrands, Inc., 6.375%, 12/15/2020			2,414,500
			Levi Strauss & Co.:
925	M		7.625%, 5/15/2020			1,019,813
2,625	M		6.875%, 5/1/2022			2,900,625
1,017	M		Libbey Glass, Inc., 6.875%, 5/15/2020			1,103,445
3,025	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020			3,346,406
			Reynolds Group Issuer, Inc.:
1,250	M		7.125%, 4/15/2019			1,337,500
3,600	M		5.75%, 10/15/2020			3,690,000
			Spectrum Brands Escrow Corp.:
925	M		6.375%, 11/15/2020	(a)		989,750
1,075	M		6.625%, 11/15/2022	(a)		1,146,219
						17,948,258
			Energy-15.5%
			AmeriGas Finance, LLC:
500	M		6.75%, 5/20/2020			548,750
1,250	M		7%, 5/20/2022			1,362,500
			Antero Resources Finance Corp.:
675	M		6%, 12/1/2020			712,125
950	M		5.375%, 11/1/2021	(a)		960,094
			Atlas Pipeline Partners, LP:
2,225	M		4.75%, 11/15/2021	(a)		2,047,000
4,000	M		5.875%, 8/1/2023	(a)		3,830,000
			Basic Energy Services, Inc.:
1,025	M		7.75%, 2/15/2019			1,076,250
2,100	M		7.75%, 10/15/2022			2,178,750
			Berry Petroleum Co.:
675	M		6.75%, 11/1/2020			703,687
2,275	M		6.375%, 9/15/2022			2,326,187
			Calumet Specialty Products Partners, LP:
2,650	M		9.625%, 8/1/2020			2,987,875
525	M		7.625%, 1/15/2022	(a)		531,562
			Chesapeake Energy Corp.:
2,025	M		7.25%, 12/15/2018			2,349,000
800	M		6.625%, 8/15/2020			898,000
2,000	M		6.875%, 11/15/2020			2,270,000
1,325	M		5.75%, 3/15/2023			1,371,375
875	M		Concho Resources, Inc., 5.5%, 4/1/2023			905,625
			Consol Energy, Inc.:
1,225	M		8%, 4/1/2017			1,295,437
4,250	M		8.25%, 4/1/2020			4,621,875
1,700	M		Crestwood Midstream Partners, LP, 6%, 12/15/2020			1,759,500
3,675	M		Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019			4,024,125
2,750	M		El Paso Corp., 6.5%, 9/15/2020			2,962,635
2,075	M		Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021	(a)		2,173,562
3,126	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		3,274,485
1,375	M		Forum Energy Technologies, Inc., 6.25%, 10/1/2021	(a)		1,450,625
3,375	M		Genesis Energy, LP, 7.875%, 12/15/2018			3,653,437
1,125	M		Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		1,195,313
			Kinder Morgan, Inc.:
650	M		5%, 2/15/2021	(a)		643,491
1,650	M		5.625%, 11/15/2023	(a)		1,605,841
			Legacy Reserves, LP:
3,175	M		8%, 12/1/2020	(a)		3,317,875
1,500	M		6.625%, 12/1/2021	(a)		1,458,750
			Linn Energy, LLC:
625	M		6.5%, 5/15/2019			640,625
1,850	M		7%, 11/1/2019	(a)		1,877,750
1,225	M		8.625%, 4/15/2020			1,329,125
1,975	M		7.75%, 2/1/2021			2,098,438
3,025	M		Memorial Production Partners, LP, 7.625%, 5/1/2021	(a)		3,123,313
			Newfield Exploration Co.:
450	M		7.125%, 5/15/2018			468,450
1,100	M		5.75%, 1/30/2022			1,138,500
1,375	M		NuStar Logistics, LP, 6.75%, 2/1/2021			1,425,760
			Offshore Group Investment, Ltd.:
1,875	M		7.5%, 11/1/2019			2,048,438
1,075	M		7.125%, 4/1/2023			1,101,875
1,675	M		Pacific Drilling SA, 5.375%, 6/1/2020	(a)		1,691,750
			Penn Virginia Resource Partners, LP:
2,200	M		8.25%, 4/15/2018			2,343,000
715	M		8.375%, 6/1/2020			791,863
2,125	M		PetroLogistics, LP, 6.25%, 4/1/2020	(a)		2,140,938
700	M		Plains Exploration & Production Co., 6.125%, 6/15/2019			766,024
4,000	M		Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		4,100,000
1,865	M		RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)		1,972,238
3,750	M		Sabine Pass Liquefaction, 6.25%, 3/15/2022	(a)		3,726,563
1,575	M		Samson Investment Co., 10.5%, 2/15/2020	(a)		1,724,625
2,450	M		SandRidge Energy, Inc., 7.5%, 2/15/2023			2,499,000
			SM Energy Co.:
600	M		6.625%, 2/15/2019			640,500
1,175	M		6.5%, 11/15/2021			1,251,375
1,150	M		6.5%, 1/1/2023			1,211,813
			Suburban Propane Partners, LP:
2,089	M		7.5%, 10/1/2018			2,250,898
433	M		7.375%, 8/1/2021			474,135
600	M		Ultra Petroleum Corp., 5.75%, 12/15/2018	(a)		618,000
2,875	M		Unit Corp., 6.625%, 5/15/2021			3,047,500
						106,998,227
			Financials-3.9%
			Algeco Scotsman Global Finance, PLC:
1,650	M		8.5%, 10/15/2018	(a)		1,794,375
800	M		10.75%, 10/15/2019	(a)		848,000
			Ally Financial, Inc.:
4,300	M		6.25%, 12/1/2017			4,810,625
1,350	M		4.75%, 9/10/2018			1,417,500
4,525	M		8%, 3/15/2020			5,446,969
			International Lease Finance Corp.:
4,775	M		8.75%, 3/15/2017			5,646,438
825	M		6.25%, 5/15/2019			897,188
4,450	M		8.25%, 12/15/2020			5,217,625
900	M		Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)		915,750
						26,994,470
			Food/Beverage/Tobacco-1.5%
2,100	M		B&G Foods, Inc., 4.625%, 6/1/2021			2,021,250
1,550	M		Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		1,588,750
1,650	M		Chiquita Brands International, Inc., 7.875%, 2/1/2021	(a)		1,790,250
1,875	M		Darling Escrow Corp., 5.375%, 1/15/2022	(a)	(e)	1,891,406
1,000	M		JBS Investments GmbH, 7.75%, 10/28/2020	(a)		1,015,000
1,700	M		JBS USA, LLC, 7.25%, 6/1/2021	(a)		1,776,500
						10,083,156
			Food/Drug-1.4%
2,900	M		BI-LO, LLC, 8.625%, 9/15/2018	(a)		3,045,000
3,600	M		NBTY, Inc., 9%, 10/1/2018			3,964,500
2,275	M		Tops Holding Corp., 8.875%, 12/15/2017	(a)		2,511,031
						9,520,531
			Forest Products/Containers-2.9%
2,675	M		Ardagh Packaging Finance, PLC, 7.375%, 10/15/2017	(a)		2,888,094
			Ball Corp.:
1,500	M		7.375%, 9/1/2019			1,627,500
1,050	M		4%, 11/15/2023			945,000
3,525	M		Clearwater Paper Corp., 7.125%, 11/1/2018			3,780,562
1,925	M		CROWN Americas, LLC, 4.5%, 1/15/2023			1,809,500
2,200	M		Greif, Inc., 7.75%, 8/1/2019			2,508,000
			Sealed Air Corp.:
1,500	M		8.125%, 9/15/2019	(a)		1,691,250
1,250	M		8.375%, 9/15/2021	(a)		1,425,000
3,170	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		3,613,800
						20,288,706
			Gaming/Leisure-1.3%
			GLP Capital, LP:
275	M		4.375%, 11/1/2018	(a)		281,875
575	M		4.875%, 11/1/2020	(a)		576,437
1,150	M		5.375%, 11/1/2023	(a)		1,135,625
1,350	M		Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	(a)		1,403,156
700	M		Nai Entertainment Holdings, LLC, 5%, 8/1/2018	(a)		726,250
3,325	M		National CineMedia, LLC, 7.875%, 7/15/2021			3,674,125
1,350	M		Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		1,323,000
						9,120,468
			Health Care-6.0%
			Aviv Healthcare Properties, LP:
850	M		7.75%, 2/15/2019			918,000
825	M		6%, 10/15/2021	(a)		843,562
3,249	M		Biomet, Inc., 6.5%, 8/1/2020			3,427,695
			Community Health Systems, Inc.:
1,625	M		5.125%, 8/15/2018			1,681,875
1,275	M		8%, 11/15/2019			1,389,750
2,425	M		7.125%, 7/15/2020			2,518,969
1,950	M		DaVita, Inc., 6.375%, 11/1/2018			2,051,156
1,550	M		Endo Finance Co., 5.75%, 1/15/2022	(a)		1,561,625
1,150	M		Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)		1,247,750
4,400	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(b)	(c)	-
			HCA, Inc.:
2,075	M		8%, 10/1/2018			2,456,281
1,100	M		8.5%, 4/15/2019			1,168,750
1,375	M		6.5%, 2/15/2020			1,514,219
475	M		7.25%, 9/15/2020			518,938
1,225	M		6.25%, 2/15/2021			1,284,719
1,950	M		7.75%, 5/15/2021			2,135,250
1,525	M		7.5%, 2/15/2022			1,677,500
			HealthSouth Corp.:
977	M		8.125%, 2/15/2020			1,075,921
847	M		7.75%, 9/15/2022			931,700
650	M		LifePoint Hospitals, Inc., 5.5%, 12/1/2021	(a)		654,063
3,450	M		Tenet Healthcare Corp., 6.75%, 2/1/2020			3,549,188
2,500	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020			2,650,000
			Valeant Pharmaceuticals International, Inc.:
3,750	M		6.375%, 10/15/2020	(a)		3,970,313
1,300	M		5.625%, 12/1/2021	(a)		1,309,750
1,100	M		WellCare Health Plans, Inc., 5.75%, 11/15/2020			1,130,250
						41,667,224
			Information Technology-3.2%
			Activision Blizzard, Inc.:
1,075	M		5.625%, 9/15/2021	(a)		1,115,312
500	M		6.125%, 9/15/2023	(a)		522,500
2,450	M		Advanced Micro Devices, Inc., 7.5%, 8/15/2022			2,388,750
			Audatex North America, Inc.:
2,375	M		6%, 6/15/2021	(a)		2,499,687
875	M		6.125%, 11/1/2023	(a)		905,625
1,475	M		CyrusOne, LP, 6.375%, 11/15/2022			1,534,000
1,725	M		Denali Borrower, LLC, 5.625%, 10/15/2020	(a)		1,714,219
2,025	M		Equinix, Inc., 7%, 7/15/2021			2,219,906
3,175	M		Healthcare Technology Intermediate, Inc., 7.375%, 9/1/2018	(a)		3,317,875
1,400	M		IAC/InterActiveCorp, 4.875%, 11/30/2018	(a)		1,438,500
1,825	M		Lender Processing Services, Inc., 5.75%, 4/15/2023			1,898,000
2,100	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019			2,257,500
						21,811,874
			Manufacturing-4.2%
1,550	M		Amsted Industries, 8.125%, 3/15/2018	(a)		1,637,187
			Bombardier, Inc.:
2,425	M		7.5%, 3/15/2018	(a)		2,770,562
2,575	M		7.75%, 3/15/2020	(a)		2,935,500
2,150	M		6.125%, 1/15/2023	(a)		2,144,625
1,775	M		Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		1,808,281
3,850	M		Case New Holland, Inc., 7.875%, 12/1/2017			4,562,250
2,450	M		Dematic SA, 7.75%, 12/15/2020	(a)		2,615,375
1,550	M		EDP Finance BV, 6%, 2/2/2018	(a)		1,667,800
2,150	M		H&E Equipment Services, Inc., 7%, 9/1/2022			2,354,250
			Rexel SA:
5,150	M		6.125%, 12/15/2019	(a)		5,407,500
975	M		5.25%, 6/15/2020	(a)		984,750
						28,888,080
			Media-Broadcasting-2.3%
2,450	M		Allbritton Communication Co., 8%, 5/15/2018			2,603,125
			Belo Corp.:
725	M		7.75%, 6/1/2027			784,812
150	M		7.25%, 9/15/2027			156,375
1,575	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)		1,677,375
2,075	M		LIN Television Corp., 8.375%, 4/15/2018			2,199,500
3,175	M		Nexstar Broadcasting, Inc., 6.875%, 11/15/2020			3,413,125
			Sinclair Television Group, Inc.:
2,300	M		5.375%, 4/1/2021			2,277,000
925	M		6.375%, 11/1/2021	(a)		962,000
			Sirius XM Radio, Inc.:
850	M		5.75%, 8/1/2021	(a)		862,750
800	M		4.625%, 5/15/2023	(a)		726,000
						15,662,062
			Media-Cable TV-6.4%
			Cablevision Systems Corp.:
2,000	M		8.625%, 9/15/2017			2,335,000
1,525	M		7.75%, 4/15/2018			1,708,000
			CCO Holdings, LLC:
1,825	M		7%, 1/15/2019			1,927,656
1,125	M		8.125%, 4/30/2020			1,226,250
1,175	M		7.375%, 6/1/2020			1,277,812
650	M		5.25%, 3/15/2021	(a)		624,000
550	M		6.5%, 4/30/2021			567,875
875	M		5.125%, 2/15/2023			815,937
3,350	M		Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)		3,450,500
			Clear Channel Worldwide Holdings, Inc.:
200	M		7.625%, 3/15/2020 Series "A"			209,000
950	M		7.625%, 3/15/2020 Series "B"			1,003,437
1,025	M		6.5%, 11/15/2022 Series "A"			1,044,219
2,375	M		6.5%, 11/15/2022 Series "B"			2,437,344
			DISH DBS Corp.:
5,475	M		7.875%, 9/1/2019			6,282,562
950	M		5%, 3/15/2023			890,625
1,175	M		Echostar DBS Corp., 7.125%, 2/1/2016			1,304,250
3,025	M		Gray Television, Inc., 7.5%, 10/1/2020			3,229,188
3,275	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)		3,643,438
1,200	M		Lynx II Corp., 6.375%, 4/15/2023	(a)		1,227,000
1,725	M		Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)		1,746,563
2,375	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		2,565,000
450	M		Quebecor Media, Inc., 5.75%, 1/15/2023			437,625
3,850	M		UPC Holding BV, 9.875%, 4/15/2018	(a)		4,138,750
						44,092,031
			Media-Diversified-1.0%
			Gannett Co., Inc.:
1,425	M		5.125%, 7/15/2020	(a)		1,449,937
1,600	M		6.375%, 10/15/2023	(a)		1,660,000
3,625	M		Lamar Media Corp., 7.875%, 4/15/2018			3,837,969
						6,947,906
			Metals/Mining-8.1%
4,200	M		Alcoa, Inc., 6.15%, 8/15/2020			4,532,539
2,250	M		Aleris International, Inc., 7.875%, 11/1/2020			2,401,875
			ArcelorMittal:
1,925	M		6.125%, 6/1/2018			2,119,906
4,481	M		10.35%, 6/1/2019			5,690,870
1,450	M		6.75%, 2/25/2022			1,584,125
			Arch Coal, Inc.:
325	M		7%, 6/15/2019			260,000
2,475	M		7.25%, 10/1/2020			1,942,875
2,400	M		7.25%, 6/15/2021			1,848,000
			FMG Resources (August 2006) Property, Ltd.:
975	M		6%, 4/1/2017	(a)		1,040,812
3,675	M		6.875%, 2/1/2018	(a)		3,877,125
1,525	M		8.25%, 11/1/2019	(a)		1,717,531
450	M		6.875%, 4/1/2022	(a)		492,750
5,025	M		JMC Steel Group, 8.25%, 3/15/2018	(a)		5,087,813
1,000	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020			1,135,000
			Novelis, Inc.:
6,475	M		8.375%, 12/15/2017			6,924,203
1,850	M		8.75%, 12/15/2020			2,067,375
			Peabody Energy Corp.:
2,050	M		6%, 11/15/2018			2,193,500
1,700	M		6.5%, 9/15/2020			1,797,750
2,525	M		6.25%, 11/15/2021			2,562,875
			Steel Dynamics, Inc.:
1,200	M		6.125%, 8/15/2019			1,305,000
675	M		6.375%, 8/15/2022			732,375
			United States Steel Corp.:
550	M		7%, 2/1/2018			600,875
1,275	M		7.375%, 4/1/2020			1,383,375
900	M		7.5%, 3/15/2022			963,000
1,925	M		Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)		2,035,688
						56,297,237
			Real Estate Investment Trusts-.4%
2,162	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		2,389,010
			Retail-General Merchandise-2.7%
800	M		Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/2019	(a)		820,000
2,975	M		Landry's, Inc., 9.375%, 5/1/2020	(a)		3,257,625
2,850	M		Limited Brands, Inc., 8.5%, 6/15/2019			3,434,250
2,275	M		Michaels Stores, Inc., 7.75%, 11/1/2018			2,479,750
4,485	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)		4,714,856
2,250	M		Party City Holdings, Inc., 8.875%, 8/1/2020			2,531,250
1,525	M		Sally Holdings, LLC, 6.875%, 11/15/2019			1,692,750
						18,930,481
			Services-4.7%
			ADT Corp.:
1,075	M		6.25%, 10/15/2021	(a)		1,130,094
3,275	M		3.5%, 7/15/2022			2,855,839
650	M		4.125%, 6/15/2023			577,979
1,300	M		APX Group, Inc., 6.375%, 12/1/2019			1,326,000
1,525	M		Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)		1,633,656
1,350	M		CoreLogic, Inc., 7.25%, 6/1/2021			1,471,500
			Covanta Holding Corp.:
900	M		7.25%, 12/1/2020			987,025
2,225	M		6.375%, 10/1/2022			2,295,573
825	M		Geo Group, Inc., 5.875%, 1/15/2022	(a)		821,906
			Iron Mountain, Inc.:
1,525	M		7.75%, 10/1/2019			1,708,000
3,250	M		5.75%, 8/15/2024			3,030,625
3,000	M		Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		3,270,000
2,650	M		Monitronics International, Inc., 9.125%, 4/1/2020			2,822,250
			PHH Corp.:
1,350	M		7.375%, 9/1/2019			1,447,875
1,500	M		6.375%, 8/15/2021			1,507,500
2,925	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		3,217,500
525	M		Rent-A-Center, Inc., 4.75%, 5/1/2021			495,469
1,625	M		Safway Group Holding, LLC, 7%, 5/15/2018	(a)		1,722,500
						32,321,291
			Telecommunications-6.2%
			CenturyLink, Inc.:
400	M		5.625%, 4/1/2020			409,000
1,500	M		5.8%, 3/15/2022			1,488,750
1,250	M		6.75%, 12/1/2023			1,271,875
			Citizens Communications Co.:
5,200	M		7.125%, 3/15/2019			5,629,000
2,175	M		9%, 8/15/2031			2,147,812
325	M		Frontier Communications Corp., 8.5%, 4/15/2020			365,625
2,525	M		GCI, Inc., 8.625%, 11/15/2019			2,695,437
5,850	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)		6,113,250
			Intelsat Jackson Holdings SA:
2,675	M		7.25%, 4/1/2019			2,902,375
1,200	M		8.5%, 11/1/2019			1,314,000
2,075	M		7.25%, 10/15/2020			2,279,906
800	M		PAETEC Holding Corp., 9.875%, 12/1/2018			898,000
			Sprint Capital Corp.:
2,600	M		6.9%, 5/1/2019			2,853,500
3,125	M		6.875%, 11/15/2028			2,960,938
1,700	M		Telesat Canada, 6%, 5/15/2017	(a)		1,774,375
			Wind Acquisition Finance SA:
750	M		11.75%, 7/15/2017	(a)		798,750
2,175	M		7.25%, 2/15/2018	(a)		2,300,063
			Windstream Corp.:
1,725	M		7.875%, 11/1/2017			1,979,438
2,050	M		7.75%, 10/15/2020			2,185,813
600	M		6.375%, 8/1/2023			564,000
						42,931,907
			Transportation-1.2%
			Aircastle, Ltd.:
550	M		4.625%, 12/15/2018			555,500
5,112	M		6.25%, 12/1/2019			5,501,790
675	M		Fly Leasing, Ltd., 6.75%, 12/15/2020			686,812
1,200	M		Navios Maritime Holdings, 8.125%, 2/15/2019			1,239,000
						7,983,102
			Utilities-2.6%
			AES Corp.:
875	M		9.75%, 4/15/2016			1,034,687
800	M		8%, 10/15/2017			944,000
1,275	M		7.375%, 7/1/2021			1,443,937
			Calpine Corp.:
297	M		7.875%, 7/31/2020	(a)		326,700
2,024	M		7.5%, 2/15/2021	(a)		2,218,810
2,100	M		Dynegy, Inc., 5.875%, 6/1/2023	(a)		1,995,000
1,027	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			1,121,126
3,075	M		InterGen NV, 7%, 6/30/2023	(a)		3,198,000
2,350	M		NRG Energy, Inc., 7.625%, 5/15/2019			2,496,875
3,010	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		3,220,700
						17,999,835
			Waste Management-.3%
2,050	M		ADS Waste Holdings, Inc., 8.25%, 10/1/2020			2,234,500
			Wireless Communications-2.7%
1,125	M		Altice Financing SA, 6.5%, 1/15/2022	(a)		1,139,062
2,800	M		Intelsat Luxembourg SA, 8.125%, 6/1/2023	(a)		3,013,500
			MetroPCS Wireless, Inc.:
1,200	M		6.625%, 11/15/2020			1,276,500
4,100	M		6.25%, 4/1/2021	(a)		4,269,125
2,725	M		6.625%, 4/1/2023	(a)		2,823,781
			Sprint Nextel Corp.:
925	M		9.125%, 3/1/2017			1,091,500
1,250	M		8.375%, 8/15/2017			1,453,125
1,875	M		7%, 8/15/2020			2,039,063
1,750	M		6%, 11/15/2022			1,715,000
						18,820,656
Total Value of Corporate Bonds (cost $594,103,822)						609,617,710
			LOAN PARTICIPATIONS-7.7%
			Chemicals-.4%
2,804	M		Axalta Coating Systems, Inc., 4.75%, 2/1/2020	(d)		2,828,784
			Consumer Non-Durables-.1%
938	M		Sun Products Corp., 5.5%, 3/15/2020	(d)		893,031
			Energy-1.0%
			Drillships Financing Holding, Inc.:
1,800	M		6%, 2/2/2021	(d)		1,845,000
2,115	M		6%, 3/31/2021	(d)		2,168,067
1,000	M		Fieldwood Energy, LLC, 8.375%, 9/30/2020	(d)		1,023,250
1,925	M		Samson Investment Co., 5%, 9/25/2018	(d)		1,935,428
						6,971,745
			Financial-.4%
2,963	M		Ocwen Financial Corp., 5%, 1/31/2018	(d)		3,010,293
			Food/Drug-1.4%
3,905	M		Albertson's, LLC, 4.75%, 2/20/2016	(d)		3,927,343
			Rite Aid Corp.:
1,315	M		4.875%, 6/7/2021	(d)		1,338,341
1,900	M		4.875%, 6/21/2021	(d)		1,933,725
			Supervalu, Inc.:
2,681	M		5%, 3/21/2019	(d)		2,709,293
178	M		5%, 3/31/2019	(d)		180,098
						10,088,800
			Gaming/Leisure-.2%
1,562	M		Seminole Hard Rock Entertainment, Inc., 3.5%, 4/28/2020	(d)		1,565,404
			Information Technology-1.0%
1,838	M		ARRIS Group, Inc., 3.5%, 2/7/2020	(d)		1,836,019
4,800	M		BMC Software Finance, Inc., 5%, 8/9/2020	(d)		4,827,000
						6,663,019
			Manufacturing-.9%
2,218	M		Apex Tool Group, LLC, 4.5%, 1/8/2020	(d)		2,233,765
3,676	M		Gardner Denver, Inc., 4.25%, 7/30/2020	(d)		3,678,919
						5,912,684
			Media-Diversified-.9%
1,150	M		Kasima, LLC, 3.25%, 5/14/2021	(d)		1,150,480
5,000	M		Tribune Co., 4%, 11/20/2020	(d)	(e)	4,974,220
						6,124,700
			Metals/Mining-.6%
2,832	M		Arch Coal, Inc., 6.25%, 5/16/2018	(d)		2,794,733
1,280	M		Oxbow Carbon & Minerals, LLC, 8.0%, 1/18/2020	(d)		1,306,400
						4,101,133
			Retail-General Merchandise-.6%
1,235	M		Burger King Corp., 3.75%, 9/27/2019	(d)		1,242,553
2,694	M		General Nutrition Centers, Inc., 3.25%, 3/4/2019	(d)		2,692,180
						3,934,733
			Services-.2%
			Brickman Group Ltd., LLC:
610	M		4%, 12/18/2020	(d)	(e)	613,812
470	M		7.5%, 12/17/2021	(d)	(e)	481,633
						1,095,445
Total Value of Loan Participations (cost $52,739,826)						53,189,771
			PASS THROUGH CERTIFICATES-.4%
			Transportation
2,375	M		American Airlines, Series "B" PTT, 5.6%, 7/15/2020 (cost $2,382,156)	(a)		2,398,750
			COMMON STOCKS-.0%
			Telecommunications
18,224		*	World Access, Inc. (cost $310,138)	(b)		-
Total Value of Investments (cost $649,535,942)			96.3%			665,206,231
Other Assets, Less Liabilities			3.7			25,891,461
Net Assets			100.0%			$691,097,692

* Non-income producing

Summary of Abbreviations:
PTT Pass Through Trust

(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2013, the Fund held one hundred twenty-four 144A securities with an aggregate value of
$249,563,209 representing 36.1% of the Fund's net assets.

(b) Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2013, the Fund
held two securities that were fair valued by the Valuation Committee with an aggregate value of $0 representing 0% of the Fund's net assets.

(c) In default as to principal and /or interest payment.

(d) Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2013.

(e) A portion or all of the security purchased on a when-issued or delayed delivery basis.

At December 31, 2013, the cost of investments for federal income tax purposes was $649,539,442. Accumulated net unrealized appreciation on investments was $15,666,789, consisting of $23,963,935 gross unrealized appreciation and
$8,297,146 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$609,617,710	$-	$609,617,710
Loan Participations	-	53,189,771	-	53,189,771
Pass Through Certificates	-	2,398,750	-	2,398,750
Common Stocks	-	-	-	-
Total Investments in Securities*	$-	$665,206,231	$-	$665,206,231

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations, pass through certificates and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, September 30, 2013	$-	$3,785	$3,785
Purchases	-	-	-
Sales	-	(75,632)	(75,632)
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	-	71,847	71,847
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, December 31, 2013	$-	$-	$-

The following is a summary of Level 3 inputs by industry:

Health Care	$-
Telecommunications	-
$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013:

					Impact to Valuation
	Fair Value	Valuation	Unobservable		from a Decrease
	December 31, 2013	Methodologies	Input(s)(1)	Range	in Input(2)

Corporate Bonds	$-	Market	Probability	100%	Increase
		Comparables	of
			Bankruptcy

Common Stocks	$-	Market	Probability	100%	Increase
		Comparables	of
			Bankruptcy

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the unobservable input would have the opposite effect.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2013, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 28, 2014